Convertible Loans (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 30, 2021	Dec. 31, 2019
Convertible Loans (Textual)
Face amount	$ 400
Bear interest rate	8.00%
Fair value of convertible component in convertible loan	$ 22
Convertible Loan Agreement [Member]
Convertible Loans (Textual)
Convertible loan agreement, description	The Company entered into several Convertible Loan Agreements, on the same terms, in the aggregate amount of $965. The terms of the Convertible Loan Agreements require repayment of the borrowed amount by the one-year anniversary of the Effective Time, unless, at Company's discretion, and subject to its compliance with any and all terms of the material terms of the Convertible Loan Agreements, the term of such loans is extended for an additional twelve (12) month period. The terms of the Convertible Loan Agreements also provide that the Company may repay any portion of the remaining outstanding loan amount, without penalty, provided, however, that the Company provides the specific lender with three business days' written notice prior to such repayment, during which time the lender may elect to convert any or all of the outstanding loan amount into shares of common stock of the Company. The Convertible Loan Agreements bear simple interest at a rate equal to 15% per annum, payable on the 15th day of each calendar month. On December 9, 2020, the Company utilized its rights under the above agreement and extended the terms of the loans for additional twelve month.
Third Party Appraiser [Member]
Convertible Loans (Textual)
Fair value of derivative	$ 132
Fair value of convertible component in convertible loan	26
Debentures and market interest rates	332
Loan amount	67
Third Party Appraiser One [Member]
Convertible Loans (Textual)
Face amount	$ 15,000
Bear interest rate	80.00%
Original conversion price	$ 0.374
Fair value of derivative	$ 144
Loan amount	$ 822
Subsequent Event [Member]
Convertible Loans (Textual)
Face amount		$ 200
Outstanding principal		$ 835